SHARE OPTION PLAN (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	480,000	480,000	350,000	525,000
Expected life of options (in years)	5 years	3 years 6 months	2 years	3 years 6 months
Vesting period	3 years
Granted (in dollars per share)	$ 8.79	$ 8.79	$ 13.45	$ 12.19
Weighted average fair value of options granted (in dollars per share)		$ 2.87	$ 1.76	$ 2.68
Risk free interest rate		0.33%	1.40%	2.36%
Expected share price volatility		44.60%	21.60%	25.00%
Expected dividend yield		0.00%	0.00%	0.00%
Options exercised (in shares)		129,000	17,500	65,000
Total intrinsic value of options exercised during the period		$ 0.1	$ 0.2	$ 0.3
New shares issued (in shares)			6,869	18,246
Exercisable at end of year (in shares)		578,500	418,167	236,167
Intrinsic value of exercisable options		$ 0.0	$ 0.0	$ 1.2
Weighted average remaining contractual term		2 years
Unrecognized compensation costs related to non-vested options granted		$ 1.0	0.7	0.8
Unrecognized compensation costs		$ 0.0	$ 0.0	$ 2.0
Unrecognized compensation costs, period of recognition (in years)		10 months 24 days	8 months 12 days	1 year 3 months 18 days
Additional paid-in capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options, compensation cost recognized in the period		$ 1.0
APIC, share-based payment arrangement, option, increase for cost recognition		$ 1.0	$ 0.9	$ 0.8